Long-term loans (Details Narrative)	Sep. 30, 2024 USD ($)	Mar. 31, 2024 USD ($)	Jan. 04, 2022 USD ($)	Jan. 04, 2022 CNY (¥)
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Long-Term Debt, Excluding Current Maturities	$ 13,416,162	$ 13,250,516
Fujian Xinqiao Ocean Fishery Group Co., Ltd [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Long-Term Debt, Excluding Current Maturities			$ 13,416,161	¥ 94,012,410
Long-Term Debt, Term			5 years	5 years
Debt Instrument, Interest Rate, Stated Percentage			6.00%	6.00%